Loans (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2022 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280
Originations net of repayments and other derecognitions	4	(4)	(5)	(5)
Changes in model	–	–	–	–
Net remeasurement (1)	(19)	36	15	32
Transfers (1)
– to 12-month ECL	21	(20)	(1)	–
– to lifetime ECL performing	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (2)	4	13	10	27
Write-offs	–	–	(4)	(4)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	1	–	2	3
Balance at end of period	$64	$76	$163	$303
Personal
Balance at beginning of period	$150	$547	$106	$803
Originations net of repayments and other derecognitions	8	(12)	(1)	(5)
Changes in model	–	–	–	–
Net remeasurement (1)	(101)	116	43	58
Transfers (1)
– to 12-month ECL	100	(100)	–	–
– to lifetime ECL performing	(10)	13	(3)	–
– to lifetime ECL credit-impaired	–	(10)	10	–
Provision for (reversal of) credit losses (2)	(3)	7	49	53
Write-offs	–	–	(63)	(63)
Recoveries	–	–	20	20
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2
Balance at end of period	$147	$554	$113	$814
Credit card
Balance at beginning of period	$136	$517	$–	$653
Originations net of repayments and other derecognitions	–	(10)	–	(10)
Changes in model	–	–	–	–
Net remeasurement (1)	(106)	125	26	45
Transfers (1)
– to 12-month ECL	104	(104)	–	–
– to lifetime ECL performing	(7)	7	–	–
– to lifetime ECL credit-impaired	–	(25)	25	–
Provision for (reversal of) credit losses (2)	(9)	(7)	51	35
Write-offs	–	–	(80)	(80)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$127	$510	$–	$637
Business and government
Balance at beginning of period	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	20	(6)	(8)	6
Changes in model	–	8	–	8
Net remeasurement (1)	(66)	(13)	25	(54)
Transfers (1)
– to 12-month ECL	46	(44)	(2)	–
– to lifetime ECL performing	(4)	5	(1)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (2)	(4)	(52)	16	(40)
Write-offs	–	–	(10)	(10)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	5	8	5	18
Balance at end of period	$278	$405	$521	$1,204
Total ECL allowance (3)	$616	$1,545	$797	$2,958
Comprises:
Loans	$545	$1,497	$796	$2,838
Undrawn credit facilities and other off-balance sheet exposures (4)	71	48	1	120
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $12 million as at January 31, 2022 (October 31, 2021: $15 million; January 31, 2021: $16 million), $10 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2021: $13 million; January 31, 2021: $13 million). The ECL allowances for other financial ass
e
ts classified at amortized cost were immaterial as at January 31, 2022 and October 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2021 Oct. 31				2021 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$55	$86	$158	$299	$51	$161	$151	$363
Originations net of repayments and other derecognitions	3	(2)	(5)	(4)	4	(6)	(4)	(6)
Changes in model	5	2	2	9	–	–	–	–
Net remeasurement (1)	(18)	(9)	15	(12)	(32)	7	22	(3)
Transfers (1)
– to 12-month ECL	16	(15)	(1)	–	33	(27)	(6)	–
– to lifetime ECL performing	(2)	4	(2)	–	(3)	10	(7)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(5)	5	–
Provision for (reversal of) credit losses (2)	4	(23)	12	(7)	2	(21)	10	(9)
Write-offs	–	–	(8)	(8)	–	–	(6)	(6)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	–	–	(1)	(1)	(1)	(4)	(4)	(9)
Balance at end of period	$59	$63	$158	$280	$52	$136	$148	$336
Personal
Balance at beginning of period	$161	$566	$109	$836	$204	$546	$113	$863
Originations net of repayments and other derecognitions	8	(11)	(2)	(5)	11	(15)	(2)	(6)
Changes in model	(12)	33	(1)	20	1	1	–	2
Net remeasurement (1)	(55)	18	31	(6)	(110)	84	61	35
Transfers (1)
– to 12-month ECL	64	(64)	–	–	87	(84)	(3)	–
– to lifetime ECL performing	(15)	17	(2)	–	(11)	16	(5)	–
– to lifetime ECL credit-impaired	(1)	(12)	13	–	–	(13)	13	–
Provision for (reversal of) credit losses (2)	(11)	(19)	39	9	(22)	(11)	64	31
Write-offs	–	–	(55)	(55)	–	–	(74)	(74)
Recoveries	–	–	16	16	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	(2)	(2)	(1)	–	(1)	(2)
Balance at end of period	$150	$547	$106	$803	$181	$535	$118	$834
Credit card
Balance at beginning of period	$163	$382	$–	$545	$136	$572	$–	$708
Originations net of repayments and other derecognitions	1	(10)	–	(9)	(1)	(26)	–	(27)
Changes in model	(14)	123	–	109	–	–	–	–
Net remeasurement (1)	(49)	89	17	57	(88)	117	23	52
Transfers (1)
– to 12-month ECL	45	(45)	–	–	79	(79)	–	–
– to lifetime ECL performing	(9)	9	–	–	(10)	10	–	–
– to lifetime ECL credit-impaired	(1)	(31)	32	–	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(27)	135	49	157	(20)	2	43	25
Write-offs	–	–	(78)	(78)	–	–	(70)	(70)
Recoveries	–	–	29	29	–	–	27	27
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$136	$517	$–	$653	$116	$574	$–	$690
Business and government
Balance at beginning of period	$280	$543	$543	$1,366	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	7	(3)	(3)	1	17	(23)	(5)	(11)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(34)	(66)	18	(82)	(62)	55	118	111
Transfers (1)
– to 12-month ECL	35	(32)	(3)	–	81	(75)	(6)	–
– to lifetime ECL performing	(10)	12	(2)	–	(12)	14	(2)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	(2)	(12)	14	–
Provision for (reversal of) credit losses (2)	(2)	(91)	12	(81)	22	(41)	119	100
Write-offs	–	–	(44)	(44)	–	–	(70)	(70)
Recoveries	–	–	3	3	–	–	3	3
Interest income on impaired loans	–	–	(3)	(3)	–	–	(6)	(6)
Foreign exchange and other	(1)	(3)	(3)	(7)	(13)	(19)	(12)	(44)
Balance at end of period	$277	$449	$508	$1,234	$462	$623	$686	$1,771
Total ECL allowance (3)	$622	$1,576	$772	$2,970	$811	$1,868	$952	$3,631
Comprises:
Loans	$551	$1,526	$772	$2,849	$724	$1,808	$952	$3,484
Undrawn credit facilities and other off-balance sheet exposures (4)	71	50	–	121	87	60	–	147
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at January 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months		Average value over the remaining forecast period	(1)
Real gross domestic product (GDP) year-over- year growth
Canada (2)	3.5%	2.4%	4.8%	2.9%	2.5%		1.8%
United States	3.9%	2.5%	5.0%	3.1%	2.1%		1.3%
Unemployment rate
Canada (2)	5.9%	5.9%	5.2%	5.5%	6.7%		6.6%
United States	3.7%	3.8%	3.5%	3.3%	5.2%		4.7%
Canadian Housing Price Index growth (2)	5.1%	2.6%	10.3%	4.7%	2.6%		(0.3	) %
Standard and Poor’s (S&P) 500 Index growth rate	2.8%	4.6%	7.2%	6.9%	(4.1	) %	(4.9	) %
Canadian household debt service ratio	13.8%	14.5%	13.3%	14.3%	14.3%		14.8%
West Texas Intermediate Oil Price (US$)	$73	$66	$78	$81	$62		$54

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

$ millions, as at					2022 Jan. 31					2021 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$166,131	$164	$–		$166,295	$162,307	$94	$–		$162,401
– Very low	50,271	1,253	–		51,524	49,958	640	–		50,598
– Low	19,281	10,906	–		30,187	22,912	6,547	–		29,459
– Medium	269	4,749	–		5,018	364	4,671	–		5,035
– High	–	824	–		824	–	840	–		840
– Default	–	–	432		432	–	–	443		443
– Not rated	2,344	277	208		2,829	2,160	395	195		2,750
Gross residential mortgages (3)(4)	238,296	18,173	640		257,109	237,701	13,187	638		251,526
ECL allowance	64	76	163		303	59	63	158		280
Net residential mortgages	238,232	18,097	477		256,806	237,642	13,124	480		251,246
Personal
– Exceptionally low	18,532	–	–		18,532	18,608	1	–		18,609
– Very low	5,364	4	–		5,368	5,179	4	–		5,183
– Low	8,790	4,270	–		13,060	8,091	4,389	–		12,480
– Medium	982	2,800	–		3,782	990	2,773	–		3,763
– High	256	872	–		1,128	252	803	–		1,055
– Default	–	–	116		116	–	–	109		109
– Not rated	581	54	58		693	585	60	53		698
Gross personal (4)	34,505	8,000	174		42,679	33,705	8,030	162		41,897
ECL allowance	124	545	113		782	125	537	106		768
Net personal	34,381	7,455	61		41,897	33,580	7,493	56		41,129
Credit card
– Exceptionally low	1,983	–	–		1,983	2,065	–	–		2,065
– Very low	718	–	–		718	715	–	–		715
– Low	4,703	315	–		5,018	4,653	347	–		5,000
– Medium	628	2,175	–		2,803	593	2,195	–		2,788
– High	–	465	–		465	–	435	–		435
– Default	–	–	–		–	–	–	–		–
– Not rated	128	7	–		135	123	8	–		131
Gross credit card	8,160	2,962	–		11,122	8,149	2,985	–		11,134
ECL allowance	119	491	–		610	127	498	–		625
Net credit card	8,041	2,471	–		10,512	8,022	2,487	–		10,509
Business and government
– Investment grade	72,561	563	–		73,124	65,963	562	–		66,525
– Non-investment grade	93,524	4,716	–		98,240	85,764	4,599	–		90,363
– Watchlist	81	2,623	–		2,704	67	2,985	–		3,052
– Default	–	–	1,086		1,086	–	–	1,033		1,033
– Not rated	144	17	–		161	174	24	–		198
Gross business and government (3)(5)	166,310	7,919	1,086		175,315	151,968	8,170	1,033		161,171
ECL allowance	238	385	520		1,143	240	428	508		1,176
Net business and government	166,072	7,534	566		174,172	151,728	7,742	525		159,995
Total net amount of loans	$446,726	$35,557	$1,104		$483,387	$430,972	$30,846	$1,061		$462,879
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (October 31, 2021: $19

million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $12 million were recognized as at January 31, 2022 (October 31, 2021: $15 million), $10 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 202
2
 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $16 million (October 31, 2021: $18 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $10 million (October 31, 2021: $16 million) of residential mortgages and $27,079 million (October 31, 2021: $25,651 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $10,618 million (October 31, 2021: $10,958 million).

Undrawn credit faciliti
e
s and other
off-balance
sheet exposures

$ millions, as at				2022 Jan. 31				2021 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$132,385	$10	$–	$132,395	$130,212	$12	$–	$130,224
– Very low	13,117	54	–	13,171	12,868	59	–	12,927
– Low	8,198	1,815	–	10,013	7,937	1,811	–	9,748
– Medium	751	896	–	1,647	740	896	–	1,636
– High	96	494	–	590	73	495	–	568
– Default	–	–	38	38	–	–	34	34
– Not rated	379	7	–	386	375	8	–	383
Gross retail	154,926	3,276	38	158,240	152,205	3,281	34	155,520
ECL allowance	31	28	–	59	34	29	–	63
Net retail	154,895	3,248	38	158,181	152,171	3,252	34	155,457
Business and government
– Investment grade	108,038	633	–	108,671	111,877	524	–	112,401
– Non-investment grade	62,281	1,828	–	64,109	58,652	1,714	–	60,366
– Watch list	19	677	–	696	19	734	–	753
– Default	–	–	95	95	–	–	91	91
– Not rated	440	18	–	458	346	9	–	355
Gross business and government	170,778	3,156	95	174,029	170,894	2,981	91	173,966
ECL allowance	40	20	1	61	37	21	–	58
Net business and government	170,738	3,136	94	173,968	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$325,633	$6,384	$132	$332,149	$323,028	$6,212	$125	$329,365